UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09151

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Income Trust

February 28, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 159.1%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.3%
Northampton County Industrial Development Authority, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$378	$113,437

		$113,437

Education — 29.3%
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	$500	$523,040
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	750	854,737
Delaware County Authority, (Villanova University), 4.00%, 8/1/45	1,000	1,030,400
Lehigh County General Purpose Authority, (Muhlenberg College), 5.00%, 2/1/32	830	945,735
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	841,687
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	45	50,738
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	65	73,802
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	215	244,870
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	90	101,853
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	130	144,546
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	110	121,792
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	205	222,394
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/27	625	713,294
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/34	470	526,395
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	469,691
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	653,298
Pennsylvania State University, 5.00%, 9/1/34	750	864,810
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/30	600	681,600
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	821,408
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	283,645

		$10,169,735

Escrowed/Prerefunded — 31.6%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,166,109
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	395	413,332
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	555	595,792
Cumberland County Municipal Authority, (Dickinson College), Prerefunded to 11/1/19, 5.00%, 11/1/39	1,200	1,268,532
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	220	223,610
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	30	30,499
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	435	442,138
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	315	320,169

Security	Principal Amount (000’s omitted)	Value
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	$360	$380,027
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	500	521,260
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	625	666,094
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.625%, 6/1/29	750	757,995
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	515	538,891
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	420	439,484
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	65	68,015
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	495	542,302
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	385	422,876
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	985	1,007,872
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	15	15,345
Philadelphia, Gas Works Revenue, Prerefunded to 8/1/20, 5.25%, 8/1/40	235	254,935
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	271,313
Washington County Industrial Development Authority, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	575	619,580

		$10,966,170

General Obligations — 6.3%
Chester County, 5.00%, 7/15/27	$105	$109,976
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,233,930
West York Area School District, 5.00%, 4/1/33	750	830,242

		$2,174,148

Hospital — 24.7%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$524,635
Berks County Industrial Development Authority, (Tower Health), 5.00%, 11/1/37	800	885,872
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	195	205,335
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	390	407,624
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	510,550
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	235	237,648
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	787,740
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), Prerefunded to 6/1/22, 5.00%, 6/1/31	1,095	1,232,368
Montgomery County Higher Education and Health Authority, (Holy Redeemer Health System), 5.00%, 10/1/27	500	544,035
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	266,712
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/37	500	568,535
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	713,455
Philadelphia Hospitals and Higher Education Facilities Authority, (Temple University Health System Obligated Group), 5.00%, 7/1/34	455	488,652
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/34	1,085	1,196,278

		$8,569,439

Security	Principal Amount (000’s omitted)	Value
Housing — 0.5%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$184,893

		$184,893

Industrial Development Revenue — 9.6%
Delaware County Industrial Development Authority, (Covanta), 5.00%, 7/1/43(2)	$750	$753,878
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	200	211,990
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	757,913
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	261,550
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,336,996

		$3,322,327

Insured-Education — 3.6%
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	$375	$376,125
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	877,625

		$1,253,750

Insured-Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$1,001,354

		$1,001,354

Insured-Escrowed/Prerefunded — 12.9%
Bucks County Water and Sewer Authority, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/35	$500	$544,515
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	1,440	1,471,824
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	500	501,760
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,947,480

		$4,465,579

Insured-General Obligations — 3.2%
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	$750	$825,997
Luzerne County, (AGM), 5.00%, 11/15/29	250	280,313

		$1,106,310

Insured-Hospital — 0.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$300,928

		$300,928

Insured-Lease Revenue/Certificates of Participation — 4.9%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$517,805
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,197,665

		$1,715,470

Insured-Special Tax Revenue — 2.5%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$649,778

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$1,235	$234,366

		$884,144

Insured-Transportation — 8.6%
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	$1,005	$1,008,276
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	1,967,004

		$2,975,280

Lease Revenue/Certificates of Participation — 1.7%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	$550	$609,499

		$609,499

Senior Living/Life Care — 0.3%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$100	$110,774

		$110,774

Transportation — 9.7%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$490,110
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	300,233
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	481,995
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	550	602,558
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	447,007
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,048,560

		$3,370,463

Utilities — 1.1%
Philadelphia, Gas Works Revenue, 5.25%, 8/1/40	$365	$390,313

		$390,313

Water and Sewer — 4.5%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$759,690
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	802,605

		$1,562,295

Total Tax-Exempt Municipal Securities — 159.1% (identified cost $53,143,522)		$55,246,308

Taxable Municipal Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$58	$17,371

Total Taxable Municipal Securities — 0.1% (identified cost $57,903)		$17,371

Total Investments — 159.2% (identified cost $53,201,425)		$55,263,679

Value
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (12.1)%	$(4,200,192)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (48.7)%	$(16,908,005)

Other Assets, Less Liabilities — 1.6%	$564,425

Net Assets Applicable to Common Shares — 100.0%	$34,719,907

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2018, 24.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 11.3% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2018, the aggregate value of these securities is $753,878 or 2.2% of the Trust’s net assets applicable to common shares.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open derivative instruments at February 28, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$55,246,308	$—	$55,246,308
Taxable Municipal Securities	—	17,371	—	17,371
Total Investments	$—	$55,263,679	$—	$55,263,679

The Trust held no investments or other financial instruments as of November 30, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 26, 2018